Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2020, December 31, 2019 and December 31, 2018:

	December 31, 2020	December 31, 2019	December 31, 2018

Cost of sales	25	22	23
Selling, general and administrative	51	46	67
Research and development	79	77	35
Total pre-payroll tax and social contribution compensation	155	145	125

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2020, 2019 and 2018:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2017	45	—	(166)	768	647
Cumulative tax impact	—	—	41	—	41
December 31, 2017, net of tax	45	—	(125)	768	688
OCI before reclassifications	(83)	(2)	(24)	(87)	(196)
Amounts reclassified from AOCI	(1)	—	11	—	10
OCI for the year ended December 31, 2018	(84)	(2)	(13)	(87)	(186)
Cumulative tax impact	4	—	3	—	7
OCI for the year ended December 31, 2018, net of tax	(80)	(2)	(10)	(87)	(179)
December 31, 2018	(39)	(2)	(179)	681	461
Cumulative tax impact	4	—	44	—	48
December 31, 2018, net of tax	(35)	(2)	(135)	681	509
OCI before reclassifications	(43)	3	(58)	(35)	(133)
Amounts reclassified from AOCI	79	—	14	—	93
OCI for the year ended December 31, 2019	36	3	(44)	(35)	(40)
Cumulative tax impact	(4)	—	10	—	6
OCI for the year ended December 31, 2019, net of tax	32	3	(34)	(35)	(34)
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475
OCI before reclassifications	64	—	(22)	203	245
Amounts reclassified from AOCI	—	—	14	—	14
OCI for the year ended December 31, 2020	64	—	(8)	203	259
Cumulative tax impact	(8)	—	(3)	—	(11)
OCI for the year ended December 31, 2020, net of tax	56	—	(11)	203	248
December 31, 2020	61	1	(231)	849	680
Cumulative tax impact	(8)	—	51	—	43
December 31, 2020, net of tax	53	1	(180)	849	723

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2020, 2019 and 2018 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2020	Amounts reclassified from AOCI in the year ended December 31, 2019	Amounts reclassified from AOCI in the year ended December 31, 2018	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(3)	(51)	4	Cost of sales
Foreign exchange derivative contracts	1	(6)	(1)	Selling, general and administrative
Foreign exchange derivative contracts	2	(22)	(2)	Research and development
	—	10	—	Income tax benefit (expense)
	—	(69)	1	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(13)	(13)	(10)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	(1)	Other components of pension benefit costs
	3	3	2	Income tax benefit (expense)
	(11)	(11)	(9)	Net of tax
Total reclassifications for the year	(11)	(80)	(8)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	(11)	(80)	(8)

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013 to 2020	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2020 and December 31, 2019 is presented below:

Year of grant	Outstanding as of December 31, 2018	Exercised	Expired / Cancelled	Outstanding as of December 31, 2019	Exercised	Expired / Cancelled	Outstanding as of December 31, 2020
2010	22,500	(22,500)	—	—	—	—	—
2011	52,500	(7,500)	—	45,000	(37,500)	—	7,500
2012	65,000	—	—	65,000	(15,000)	—	50,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans in 2020, as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 25, 2017	2017 Employee Plan	7,634,475	—	—
December 22, 2017	2017 Employee Plan	347,160	—	—
July 24, 2018	2018 Employee Plan	7,552,410	—	—
December 20, 2018	2018 Employee Plan	443,200	—	—
May 23, 2019	2019 CEO Special Bonus	34,960	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(1,161,966)
December 26, 2019	2019 Employee Plan	246,750	—	(17,013)
July 23, 2020	2020 Employee Plan	7,437,580	—	(*)
December 24, 2020	2020 Employee Plan	562,350	—	(*)

(*)	As at December 31, 2020, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2020 is presented below:

Unvested Shares	Unvested as at December 31, 2019	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2020
2017 Employee Plan	2,648,379	—	(14,634)	—	(2,633,745)	—
2018 Employee Plan	5,197,924	—	(36,912)	—	(2,442,327)	2,718,685
2019 CEO Special Bonus	—	34,960	—	—	(11,654)	23,306
2019 Employee Plan	7,977,370	—	(51,111)	(1,178,979)	(2,172,160)	4,575,120
2020 Employee Plan	—	7,999,930	(28,385)	—	(600)	7,970,945
Total	15,823,673	8,034,890	(131,042)	(1,178,979)	(7,260,486)	15,288,056